Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 420	[1]	€ 585
Additions	166		26
Amortization through income statement	(21)		(30)
Business combinations, disposals and other changes	(54)		(5)
Net exchange differences	(7)		9
Transfers to disposal groups			(165)
Ending balance	504		420	[1]
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	963
Ending balance	835		963
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(543)
Ending balance	(331)		(543)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	316		391
Business combinations, disposals and other changes	(18)		11
Net exchange differences	(6)		10
Transfers to disposal groups			(97)
Ending balance	291		316
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	487
Ending balance	411		487
Goodwill [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(171)
Ending balance	(120)		(171)
Future servicing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	59		68
Additions	122
Amortization through income statement	(11)		(9)
Business combinations, disposals and other changes	(38)		(1)
Net exchange differences			1
Transfers to disposal groups			0
Ending balance	131		59
Future servicing rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	344
Ending balance	298		344
Future servicing rights [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(286)
Ending balance	(166)		(286)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	21		83
Additions	41		20
Amortization through income statement	(8)		(16)
Business combinations, disposals and other changes	(5)		(27)
Net exchange differences			(2)
Transfers to disposal groups			(37)
Ending balance	48		21
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	85
Ending balance	71		85
Software [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(64)
Ending balance	(23)		(64)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	25		43
Additions	3		6
Amortization through income statement	(2)		(5)
Business combinations, disposals and other changes	8		12
Net exchange differences			0
Transfers to disposal groups			(32)
Ending balance	33		25
Other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	46
Ending balance	56		46
Other [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(21)
Ending balance	€ (23)		€ (21)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.